TO SHAREHOLDERS


EV Marathon High Income Fund had a total return of 6.9% for the six months ended September 30, 1995. This was the result of a rise in net asset value per share to $7.05 on September 30, 1995, from $6.92 on March 31, 1995, and the reinvestment of $0.34 per share in income dividends. It does not include contingent deferred sales charges incurred by certain redeeming shareholders. For comparison, the Lehman Brothers High Yield Bond Index, an unmanaged index of corporate bonds, returned 9.1% for the same period.

Based on the Fund's most recent dividend and a net asset value of $7.05, the Fund had a distribution rate of 9.6% at September 30.

THE HIGH YIELD MARKET CROSSES THE $300 BILLION THRESHOLD IN 1995...

New issuance has again been brisk in 1995, totaling about $20 billion through September. While that is somewhat lower than the pace of recent years, $35 billion in 1994 and $54 billion in 1993, it shows a continuing reliance by corporations on the high yield market for financing. By the end of September, the high yield market had crossed a major threshold, reaching $300 billion in market capitalization, according to Securities Data Corp. That figure demonstrates the rapid growth of a market that measured only $120 billion in 1986. Importantly, the new supply has been met by strong demand from investors.

WITH GROWTH HAS COME IMPROVED MARKET LIQUIDITY...

The growth of the high yield market has resulted in improved liquidity, an important investment criterion for investors. Quality, too, continues to improve. As one indication of that trend, net upgrades in the market totaled nearly $10 billion through September alone, according to a recent high yield market review by CS First Boston.

These trends should provide a favorable background for EV Marathon High Income Fund. In the following pages, portfolio manager Hooker Talcott reviews the past year and discusses the outlook for income-seeking investors in the high yield market.


---------------------

[ Photo of
M. Dozier Gardner ]

---------------------


Sincerely,


/s/ M. Dozier Gardner
M. Dozier Gardner
President
November 20, 1995

--------------------------------------------------------------------------------
                         HIGH INCOME PORTFOLIO: RATINGS
                          BREAKDOWN OF BOND HOLDINGS*

                    Aaa ........................     2.3%
                    Non-rated ..................     0.4%
                    Ba .........................     9.0%
                    B1 .........................    13.1%
                    B2 .........................    26.0%
                    B3 .........................    41.3%
                    Caa ........................     7.2%
*Moody's Investors Services ratings; percentages based on market value as of
 September 30, 1995.
                        Source: Eaton Vance Management.
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION

An interview with Hooker Talcott, Jr., Vice President and Portfolio Manager of High Income Portfolio.

Q.  HOOKER, HOW WOULD YOU EVALUATE THE FUND'S PERFORMANCE DURING THE YEAR?

A. Although the market has been somewhat difficult to negotiate, the Fund posted a good positive total return during the year, up 11.3%. However, the Treasury market certainly provided a volatile backdrop, and the Fund underperformed the Lehman Brothers High Yield Bond Index. The primary reason for the Fund's underperformance was our emphasis on lower-rated, higher-yielding bonds. These do not respond to the U.S. Treasury* market to the same degree that higher-rated bonds in the high yield universe do.

    Yield spreads - the difference in yields between bonds of varying quality - widened in the period, meaning that higher-yielding, B-rated bonds - the primary investment universe of the Portfolio - slightly underperformed their BB-rated counterparts. I think it's fair to say that, given the difficult terrain for the high yield market, the Fund fared satisfactorily in this period. It's important for shareholders to remember that the Fund tends to emphasize high current yields. Over the long-term, the compounding of those higher yields can have a significant and beneficial effect on long-term returns.

Q.  HOW HAVE YOU ALTERED THE PORTFOLIO?

A. I've continued the restructuring that I mentioned in our last report. Namely, decreasing the Portfolio's exposure to cyclical issues, while increasing our exposure to defensive issues. The current mix is approxi-mately 65% defensive bonds and 35% cyclical bonds. A year ago, those percentages were roughly reversed.


---------------------

[ Photo of
Hooker Talcott, Jr. ]

---------------------


Q.  WHAT GROUPS HAVE YOU BEEN BUYING?

A. I've focused on areas of the economy where cash flow and earnings are likely to remain strong, regardless of the direction of the economy. Those areas include consumer products, healthcare, cable and broadcasting.

    We've purchased companies such as Van de Kamp's, a food processing and packaging company, and American Safety Razor, a maker of shaving accessories. These makers of consumer staples are less dependent on a strong economy than cyclical industries. Health care providers, such as Universal Healthcare, tend to maintain their growth rates even in a slowing economic climate. Elsewhere, we've retained an exposure to the cable and broadcasting segments. Cable television operators, like Marcus Cable, and broadcasters, such as Young Broadcasting, continue to enjoy good growth.




*High yield bonds carry a higher degree of investment risk, while the principal and interest of Treasury issues are guaranteed by the U.S. government. High yield bonds are considered speculative because they present greater risks of price volatility and default.

Q.  AND WHAT SECTORS HAVE YOU AVOIDED?

A. While the Federal Reserve has apparently managed to engineer a soft landing, the economy remains in a very delicate balance. At the retail level, consumers are nearing the upper reaches of their available credit limits, according to bank industry data. Since consumer spending accounts for around 60% of economic activity in the U.S., that's a cause for concern. We've therefore lightened up on autos, retailers, and apparel makers.

    In the manufacturing sector, inventories have crept higher in recent months. As Fed chairman Greenspan noted recently, that's a trend that bears watching because it may signal a slowdown in future manufacturing activity. Therefore, we've also reduced our holdings among the steels, metals, and heavy manu-facturers. Moreover, the trends I've mentioned above suggest that the economic cycle is reaching a more mature stage.

Q. WE'VE DISCUSSED YOUR BUY DISCIPLINE IN PAST REPORTS. BUT WHAT DRIVES YOU TO SELL A BOND HOLDING?

A. At Eaton Vance, we follow a very credit-intensive approach. Through "bottom-up" research, we monitor companies very closely for any change in their creditworthiness. We search for signs of deteriorating fundamentals or changing economic conditions that might adversely affect the company's future cash flows or earnings prospects. Equally as important, we try to be alert to signs that a bond may have reached what we believe is its full price potential. In that event, we may elect to sell and redirect our investment into bonds that we believe represent better value.

Q.  COULD YOU GIVE A RECENT EXAMPLE?

A. Yes. The Portfolio recently sold an Inland Steel issue, which we had purchased in 1991 at a yield near 12%. As the manufacturing side of the economy recovered in the early 1990s, and demand rose both domestically and abroad, Inland's results improved significantly, and the bonds performed very well. We sold the issue recently at a yield of 8.5%, after significant price appreciation. At that level we felt the bonds were fully priced and chose to look for opportunities elsewhere.

Q.  HOOKER, WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?

A. While the economy is clearly less robust than it was six months ago, the high yield market should continue to fare relatively well. Given the Fed's success in controlling inflation, we should see less volatility in interest rates generally. A slow-growth economy will continue to benefit some sectors of the economy. Meanwhile, yield spreads on 10-year B-rated bonds have widened to 500 basis points over 10-year Treasuries. Naturally, there are additional risks associated with high yield bonds, and past trends don't always guarantee future performance. But in my view, the high yield sector continues to offer unusual value and good opportunities for the income-oriented investor.

                         EV MARATHON HIGH INCOME FUND

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                        September 30, 1995 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
  Investment in High Income Portfolio, at value
   (Note 1A) (identified cost, $493,960,682)                    $482,334,581
  Receivable for Fund shares sold                                  1,278,765
                                                                ------------
      Total assets                                              $483,613,346
LIABILITIES:
  Dividends payable                                 $1,894,273
  Payable for Fund shares redeemed                     974,721
  Payable to affiliates --
    Trustees' fees                                         853
    Custodian fee                                        1,500
  Accrued expenses                                     271,595
                                                    ----------
      Total liabilities                                            3,142,942
                                                                ------------
NET ASSETS for 68,174,930 shares of beneficial
 interest outstanding                                           $480,470,404
                                                                ============
SOURCES OF NET ASSETS:
  Paid-in capital                                               $556,303,667
  Accumlated distributions in excess of net
   investment income                                              (1,463,633)
  Accumulated undistributed net realized loss on
   investment and financial futures transactions
   (computed on the basis of identified cost)                    (62,743,529)
  Unrealized depreciation of investments from
   Portfolio (computed on the basis of identified
   cost)                                                         (11,626,101)
                                                                ------------
      Total                                                     $480,470,404
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE (NOTE 6) PER SHARE ($480,470,404 /
  68,174,930 shares of beneficial interest)                         $7.05
                                                                    =====



                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
           For the Six Months Ended September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Income allocated from Portfolio                                 $26,450,541
  Expenses allocated from Portfolio                                (1,676,060)
                                                                  -----------
    Net investment income from Portfolio                          $24,774,481
  Expenses -
    Compensation of Trustees not members of the
    Administrators organization (Note 4)              $    2,489
    Custodian fee (Notes 4)                               14,000
    Distribution costs (Note 5)                        2,130,000
    Transfer and dividend disbursing agent fees          181,623
    Legal and accounting services                         47,742
    Printing and postage                                  30,810
    Registration costs                                    18,084
    Miscellaneous                                        113,134
                                                      ----------
      Total expenses                                                2,537,882
                                                                  -----------
        Net investment income                                     $22,236,599
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio on investment
   transactions (identified cost basis)                           $  (146,462)
  Change in unrealized appreciation of investments                  8,225,540
                                                                  -----------
    Net realized and unrealized gain on investments               $ 8,079,078
                                                                  -----------
        Net increase in net assets from operations                $30,315,677
                                                                  ===========



                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                  SEPTEMBER 30,   YEAR ENDED
                                                      1995         MARCH 31,
                                                   (UNAUDITED)       1995
                                                  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $ 22,236,599   $ 39,910,197
    Net realized loss on investments                  (146,462)   (18,301,289)
    Change in unrealized appreciation
      (depreciation) of investments                  8,225,540    (11,002,226)
                                                  ------------   ------------
      Net increase in net assets
        from operations                           $ 30,315,677   $ 10,606,682
                                                  ------------   ------------
  Distributions to shareholders (Note 2) --
    From net investment income                    $(22,236,599)  $(39,910,197)
    In excess of net investment income                 (89,120)    (1,365,660)
                                                  ------------   ------------
      Total distributions to shareholders         $(22,325,719)  $(41,275,857)
                                                  ------------   ------------
  Transactions in shares of beneficial interest
    (Note 3) --
    Proceeds from sales of shares                 $ 79,307,774   $207,324,262
    Net asset value of shares issued
      to shareholders in payment of
      distributions declared                         7,175,751     13,076,279
    Cost of shares redeemed                        (53,173,929)  (149,819,353)
                                                  ------------   ------------
      Increase in net assets from
        Fund share transactions                   $ 33,309,596   $ 70,581,188
                                                  ------------   ------------
        Net increase in net assets                $ 41,299,554   $ 39,912,013

NET ASSETS:
  At beginning of period                           439,170,850    399,258,837
                                                  ------------   ------------
  At end of period (including accumulated
    distributions in excess of net investment
    income of $1,463,633 and $1,374,513,
    respectively)                                 $480,470,404   $439,170,850
                                                  ============   ============



                       See notes to financial statements

                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                      SEPTEMBER 30, 1995    --------------------------------------------------
                                         (UNAUDITED)        1995       1994       1993       1992       1991
                                      ------------------  --------   --------   --------   --------   --------
 NET ASSET VALUE, beginning of year          $  6.920     $  7.450   $  7.480   $  7.380   $  6.120   $  7.430
                                             --------     --------   --------   --------   --------   --------
 INCOME (LOSS) FROM OPERATIONS:
    Net investment income                    $  0.338     $  0.671   $  0.697   $  0.767   $  0.825   $  0.973
    Net realized and unrealized gain
      (loss) on investments                     0.131       (0.507)     0.047      0.170      1.356     (1.187)
                                             --------     --------   --------   --------   --------   --------
       Total income (loss) from operations   $  0.469     $  0.164   $  0.744   $  0.937   $  2.181   $ (0.214)
                                             --------     --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:
    From net investment income               $ (0.338)    $ (0.671)  $ (0.697)  $ (0.767)  $ (0.825)  $ (0.973)
    In excess of net investment income         (0.001)      (0.023)    (0.077)    (0.070)    (0.096)    (0.123)
                                             --------     --------   --------   --------   --------   --------
       Total distributions                   $ (0.339)    $ (0.694)  $ (0.774)  $ (0.837)  $ (0.921)  $ (1.096)
                                             --------     --------   --------   --------   --------   --------
 NET ASSET VALUE, end of year                $  7.050     $  6.920   $  7.450   $  7.480   $  7.380   $  6.120
                                             ========     ========   ========   ========   ========   ========
TOTAL RETURN(3)                                 6.86%        2.51%     10.28%     13.41%     38.21%     (2.84%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000 omitted)  $480,470     $439,171   $399,259   $332,854   $252,967   $170,655
  Ratio of expenses to average daily
    net assets(1)                               1.80%+       1.78%      1.82%      2.09%      2.19%      2.37%
  Ratio of net investment income to
    average daily net assets                    9.49%+       9.52%      9.09%     10.31%     12.00%     14.54%
PORTFOLIO TURNOVER(2)                             --           11%        96%        91%        82%        57%

 +  Computed on an annualized basis.
(1)Includes the Fund's share of High Income Portfolio's allocated expenses for the period from June 1, 1994, to
    March 31, 1995 and for the six months ended September 30, 1995.
(2)Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.



                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Marathon High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.5% at September 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $56,981,950 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 1999 ($21,013,203), 2000 ($23,278,421), and 2003 ($12,690,326), respectively. Additionally, net losses of $5,574,371 attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's current taxable year.

D. OTHER -- Investment transactions are accounted for on a trade date basis.

E. RECLASSIFICATION -- Certain prior year amounts have been reclassified to conform to the current year presentation.

F. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to September 30, 1995 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net income of the Fund is determined daily and substantially all of the net income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over- distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS
                                                      ENDED
                                                  SEPTEMBER 30,   YEAR ENDED
                                                      1995         MARCH 31,
                                                   (UNAUDITED)       1995
                                                  -------------  -------------
Sales                                               11,172,232     25,279,584
Issued to shareholders electing to receive
 payment of distributions in Fund shares             1,010,708      1,751,099
Redemptions                                         (7,490,623)   (17,977,317)
                                                    ----------     ----------
  Net increase                                       4,692,317      9,053,366
                                                    ==========     ==========
--------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365th of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $1,756,366 to or payable to EVD for the six months ended September 30, 1995, representing 0.75% (annualized) of average daily net assets. At September 30, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $15,220,000.

     In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not to exceed 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the six months ended September 30, 1995, in the amount of $373,634. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

     Certain officers and Trustees of the Fund are officers or directors of EVD.

--------------------------------------------------------------------------------
(6) CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the Investment Adviser or its affiliates or to their respective employees. CDSC is paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. If no Uncovered Distribution Charges exist, the CDSC will be credited to the Fund. EVD received approximately $865,000 of CDSC paid by shareholders for the six months ended September 30, 1995.

--------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1995 aggregated $81,599,460 and $72,558,566, respectively.

            -----------------------------------------
                       HIGH INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 1995
                (Expressed in United States Dollars)
----------------------------------------------------------------------
                 CORPORATE BONDS AND NOTES -- 95.7%
----------------------------------------------------------------------
FACE AMOUNT  SECURITY                                        VALUE
----------------------------------------------------------------------
             AUTOMOTIVE/TRUCK - 5.4%
$ 2,770,000  Exide Corporation, Sr. Notes,
               10.75%, 12/15/02                           $  2,950,050
  6,750,000  JPS Automotive Prod. Corp., Sr. Notes,
               11.125%, 6/15/01                              6,817,500
  3,800,000  Key Plastics, Sr. Notes, 14%, 11/15/99          3,876,000
  5,035,000  Motor Wheel Corp., Senior Notes,
               11.5%, 3/1/00                                 4,581,850
  5,000,000  Terex Corp., Sr. Secured Notes,
               13.75%, 5/15/02+                              4,100,000
  4,000,000  Walbro Corp., Senior Notes,
               9.875% 7/15/05+                               3,960,000
                                                          ------------
                                                          $ 26,285,400
                                                          ------------
             BUILDING PRODUCTS - 5.0%
$ 3,500,000  American Standard, Sr. Notes,
               11.375%, 5/15/04                           $  3,850,000
  7,400,000  Building Materials Corp., Sr. Sub. Notes
               11.75%, (0% until 2000), 7/1/04               4,588,000
  7,100,000  Overhead Door Corp., Sr. Notes,
               12.25%, 2/1/00                                6,922,500
  3,200,000  Schuller International Group Inc., Sr.
               Notes, 10.875%, 12/15/04                      3,520,000
  1,750,000  Southdown Inc., Sr. Sub. Notes.,
               14%, 10/15/01                                 1,933,750
  3,600,000  Tarkett International, Sr. Sub. Notes,
               9%, 3/1/02                                    3,672,000
                                                          ------------
                                                          $ 24,486,250
                                                          ------------
             CHEMICALS - 7.2%
$ 5,000,000  Agricultural Minerals & Chemicals, Sr.
               Notes, 10.75%, 9/30/03                     $  5,237,500
  6,700,000  GI Holdings, Sr. Discount Notes,
               11.125% (0% until 1995), 10/1/98              4,857,500
  5,000,000  NL Industries Inc., Sr. Sec. Notes,
               11.75%, 10/15/03                              5,275,000
  4,250,000  NL Industries Inc., Sr. Disc. Notes,
               13% (0% until 1998), 10/15/05                 3,145,000
  7,000,000  Pioneer Americas Acq., Senior Notes,
               13.625%, 4/1/05+                              7,175,000
  1,800,000  Rexene Corp, Sr. Notes,
               11.75%, 12/1/04                               1,930,500
  3,800,000  Terra Industries Inc., Senior Notes,
               10.5%, 6/15/05                                3,999,500
  3,700,000  Uniroyal Chemical Corp., Senior Sub.
               Notes, 11%, 5/1/03                            3,783,250
                                                          ------------
                                                          $ 35,403,250
                                                          ------------
             COMMUNICATIONS - 11.6%
$ 6,800,000  Australis Media LTD., Sub Disc. Notes, 14%
               (0% until 2000), 5/13/03                   $  4,080,000
  7,200,000  Dial Call Communications Inc., Sr. Red.
               Notes, 12.25% (0% until 1998),
               4/15/04                                       3,798,000
  6,400,000  Diamond Cable Communications Co.,
               Sr. Disc. Notes, 13.25% (0% until
               1999), 9/30/04                                4,256,000
  5,000,000  Galaxy Telecom LP., Sr. Sub. Notes,
               12.375%, 10/1/05                              5,000,000
  6,000,000  Granite Broadcasting Corp., Sr. Sub.
               Notes, 10.375%, 5/15/05                       6,120,000
  2,400,000  Imax Corp., Sr. Notes, 7%, 3/1/01               2,268,000
  6,000,000  In-Flight Phone Corp., Sr. Disc. Notes, 14%
               (0% until 1998), 5/15/02+                     2,460,000
  4,100,000  IXC Communications Inc., Senior
               Notes 13%, 10/1/05+                           4,038,500
  8,500,000  Marcus Cable Co., Sr. Disc. Notes,
               14.25% (0% until 2000), 12/15/05              4,930,000
  2,800,000  Marcus Cable Co., Senior Debs.,
               11.875%, 10/1/05                              2,828,000
  3,700,000  Pricellular Wireless Comm., Sr. Sub.
               Disc. Nts. 12.25% (0% until 1998),
               10/1/03                                       2,627,000
  9,340,000  United International Holdings Inc., Sr.
               Sec. Disc. Notes, 0%, 11/15/99                5,697,400
  8,400,000  Videotron Holdings, Sr. Disc. Notes,
               11% (0% until 2000), 8/15/05                  4,851,000
  4,000,000  Young Broadcasting Corp., Sr. Sub.
               Notes, 10.125%, 2/15/05+                      4,200,000
                                                          ------------
                                                          $ 57,153,900
                                                          ------------
             ENERGY - 5.8%
$ 7,200,000  Gulf Canada Resources Ltd., Sr. Sub.
               Notes, 9.25%, 1/15/04                      $  7,128,000
  6,200,000  MCV Subordinated Secured Lease
               Obligations, 11.75%, 7/23/05                  6,479,000
  4,800,000  Mesa Capital Corp., Sec. Disc. Notes,
               12.75%, 6/30/98                               4,428,000
  3,216,364  Midland Cogeneration Venture, Sr. Sec.
               Lease Oblig., 10.33%, 7/23/02                 3,357,080
  4,150,000  Trans Texas Gas Corp., Sr. Sec. Notes,
               11.5%, 6/15/02                                4,347,125
  2,420,000  Tuboscope Vetco, Sr. Sub. Debs.,
               10.75%, 4/15/03                               2,468,400
                                                          ------------
                                                          $ 28,207,605
                                                          ------------
             FOOD/RESTAURANTS/HOTELS - 7.8%
$ 4,000,000  American Restaurant Group Inc., Sr.
               Sec. Notes, 12%, 9/15/98                   $  2,940,000
  7,255,000  BFI Acquisition Corp., Sr. Sub. Notes
               (Series A) 12%, 12/1/01                       5,078,500
  9,850,000  Flagstar Corp., Sub. Debs.,
               10.75%, 9/15/01                               9,259,000
  5,200,000  Purina Mills, Sr. Sec. Sub. Notes,
               10.25%, 9/1/03                                5,330,000
  5,735,000  Seven Up/RC Bottling Co., Sr. Sec.
               Notes, 11.5%, 8/1/99*                         2,466,050
  2,050,000  Specialty Foods Corp., Sr. Disc. Debs.,
               13%, (0% until 1999) 8/15/05                  1,086,500
  2,000,000  Specialty Foods Corp., Sr. Notes,
               10.25%, 8/15/01                               1,905,000
  6,500,000  Specialty Foods Corp., Sr. Notes,
               11.125%, 10/1/02+                             6,467,500
  3,650,000  Van De Kamps, Inc., Sr. Sub. Notes,
               12%, 9/15/05+                                 3,704,750
                                                          ------------
                                                          $ 38,237,300
                                                          ------------
             HEALTHCARE - 3.6%
$ 6,800,000  Dade International Inc., Sr. Sub. Notes,
               13%, 2/1/05                                $  7,276,000
  2,550,000  Genesis Health Ventures, Sr. Sub. Notes,
               9.75%, 6/15/05                                2,658,375
  6,100,000  Ordna Health Corp., Sr. Sub. Notes,
               11.375%, 8/15/04                              6,786,250
  1,000,000  Universal Health Services Corp., Sr.
               Notes, 8.75%, 8/15/05                           991,760
                                                          ------------
                                                          $ 17,712,385
                                                          ------------
             HIGH TECH - 2.1%
$ 2,719,000  Blue Bell Funding Inc., Sec. Ext. Notes,
               11.85%, 5/1/99                             $  2,861,748
  4,000,000  GS Technologies Corp., Sr. Notes,
               12.25%, 10/1/05                               4,050,000
  3,100,000  Unisys Corp., Sr. Notes, 13.5%, 7/1/97          3,355,750
                                                          ------------
                                                          $ 10,267,498
                                                          ------------
             METALS - 5.4%
$ 3,500,000  Acme Metals Inc., Sr. Notes,
               12.5%, 8/1/02                              $  3,465,000
  2,000,000  Algoma Steel Corp., Sr. Secured Notes,
               12.375%, 7/15/05                              1,830,000
  4,000,000  Gulf States Steel, First Mtg. Notes,
               13.5%, 4/15/03                                3,840,000
  2,250,000  Inland Steel Corp., First Mtg. Bonds,
               12%, 12/1/98                                  2,452,500
  2,000,000  Kaiser Aluminum, Sr. Sub. Notes,
               12.75%, 2/1/03                                2,165,000
  2,400,000  Maxxam Group Inc., Sr. Sec. Notes,
               11.250%, 8/1/03                               2,346,000
  2,800,000  Maxxam Group Inc., Sr. Sec. Disc.
               Notes, 12.25% (0% until 1998), 8/1/03         1,827,000
  4,525,000  Republic Engineered Steels Inc., First
               Mtg., 9.875%, 12/15/01                        4,219,562
  2,353,280  Stelco Inc., SF Debentures,
               13.5%, 10/1/00                      (CAD)     1,760,253
  2,105,000  Ucar Global Enterprises, Sr. Sub. Notes,
               12% 1/15/05                                   2,347,075
                                                          ------------
                                                          $ 26,252,390
                                                          ------------
             MANUFACTURING/MACHINERY - 8.6%
$ 4,200,000  Applied Extrusion Inc., Sr. Notes,
               11.5%, 4/1/02                              $  4,494,000
  3,300,000  Day International Group, Inc., Sr. Sub.
               Notes, 11.125%, 6/1/05+                       3,423,750
  3,500,000  Dictaphone Corp., Sr. Sub. Notes,
               11.75%, 8/1/05                                3,447,500
  4,225,000  Essex Group, Inc., Sr. Notes,
               10%, 5/1/03                                   4,098,250
  4,100,000  Graphic Controls Corp., Sr. Sub. Notes,
               12%, 9/15/05+                                 4,171,750
  5,300,000  Monarch Acquisition Corp., Senior
               Notes, 12.5%, 7/1/03+                         5,432,500
  5,500,000  Newflo Corp., Sub. Notes,
               13.25%, 11/15/02                              5,665,000
  4,000,000  Plastic Specialties & Tech, Sr. Sec.
               Notes, 11.25%, 12/1/03                        3,660,000
  7,000,000  Waters Corp., Sr. Sub. Notes,
               12.75%, 9/30/04                               7,595,000
                                                          ------------
                                                          $ 41,987,750
                                                          ------------
             MISCELLANEOUS - 5.5%
$ 4,100,000  Alliance Entertainment Corp., Sr. Sub.
               Notes, 11.25%, 7/15/05+                    $  4,089,750
  4,000,000  Alliant Tech Systems Inc., Sr. Sub.
               Notes, 11.75%, 3/1/03                         4,340,000
  2,000,000  American Safety Razor Corp., Sr. Notes,
               9.875%, 8/1/05+                               2,000,000
  8,600,000  Corporate Express Inc., Sr. Sub. Notes,
               9.125%, 3/15/04                               8,557,000
  6,400,000  Roadmaster Industries Inc., Sr. Sub.
               Notes, 11.75%, 7/15/02                        4,160,000
  4,100,000  Selmer Company, Inc., Sr. Sub. Notes, 11%,
               5/15/05                                       3,977,000
                                                          ------------
                                                          $ 27,123,750
                                                          ------------
             PAPER/PACKAGING - 10.1%
$ 2,400,000  Container Corp., Sr. Notes (Ser. B),
               10.75%, 5/1/02                             $  2,526,000
  4,027,459  Fort Howard Corp., Sr. Sec. Notes,
               11%, 1/2/02                                   4,188,557
  4,100,000  Gaylord Container Corp., Sr. Sub. Disc.
               Debs., 12.75% (0% until 1996), 5/15/05        4,038,500
  2,500,000  Owens Illinois Inc., Sr. Notes,
               9.95%, 10/15/04                               2,568,750
  1,500,000  Portola Packaging Corp., Senior Notes,
               10.75%, 10/1/05                               1,516,875
  3,665,000  Repap New Brunswick, 2nd Party Sr. Sec.
               Notes, 9.875%, 5/1/06                         3,518,400
  2,500,000  Repap New Brunswick, Sr. Sec. Notes,
               10.625%, 4/15/05                              2,537,500
  2,400,000  Riverwood International, Sr. Sub.
               Notes, 10.375%, 6/30/04                       2,640,000
  3,000,000  S.D. Warren Company Inc., Sr. Sub.
               Notes, 12%, 12/15/04                          3,315,000
  5,000,000  Silgan Corp., Sr. Notes,
               13.25% (0% until 1996), 12/15/02              4,675,000
  1,500,000  Silgan Corp., Sr. Sub. Notes,
               11.75%, 6/15/02                               1,582,500
  2,000,000  Stone Container Corp., First Mtg.
               Notes, 10.75%, 10/1/02                        2,075,000
  3,200,000  Stone Container Corp., Sr. Notes,
               12.625%, 7/15/98                              3,472,000
  2,400,000  Tembec Finance Corp., Sr. Notes,
               9.875%, 9/30/05                               2,376,000
  2,950,000  U.S. Can Company, Sr. Sub. Notes,
               13.5%, 1/15/02                                3,237,625
  5,150,000  Williamhouse-Regency of Del., Sr.
               Sub. Deb., 11.5%, 6/15/05                     5,098,500
                                                          ------------
                                                          $ 49,366,207
                                                          ------------
             RECREATION - 3.2%
$ 5,000,000  Aztar Corp., Sr. Sub. Notes,
               13.75%, 10/1/04                            $  5,381,250
  1,700,000  Trump Holdings & Funding, Senior
               Notes, 15.50%, 6/15/05                        1,683,000
  3,100,000  Trump Plaza Funding, First Mtg. Notes,
               10.875%, 6/15/01                              2,840,375
  6,558,515  Trump Taj Mahal, First Mtg. Bonds,
               11.35%, 11/15/99                              5,820,682
                                                          ------------
                                                          $ 15,725,307
                                                          ------------
             RETAILING - 9.7%
$ 5,600,000  Apparel Retailers Inc., Sr. Disc. Debs.,
               12.75% (0% until 1998), 8/15/05            $  3,416,000
  6,575,000  Brunos, Inc., Sr. Sub. Notes,
               10.5%, 8/1/05                                 6,377,750
  4,000,000  Dominick's Finer Foods, Inc., Sr. Sub.
               Notes, 10.875%, 5/1/05+                       4,060,000
  4,200,000  Duane Reade, G.P., Sr. Notes,
               12%, 9/15/02                                  3,843,000
  4,700,000  Levitz Furniture Corp., Sr. Sub. Notes,
               9.625%, 7/15/03                               3,736,500
  2,000,000  Pathmark Stores Inc., Jr. Sub., Disc.
               Notes, 9.625%, 5/1/03                         1,970,000
  8,500,000  Pathmark Stores Inc., Jr. Sub., Disc.
               Notes, 10.75% (0% until 1999),
               11/1/03                                       5,503,750
  5,550,000  Purity Supreme, Sr. Sec. Notes,
               11.75%, 8/1/99                                6,063,375
  2,000,000  Ralphs Grocery Company, Inc., Sr. Sub.
               Notes, 11%, 6/15/05                           1,870,000
  5,500,000  Ralphs Grocery Co., Sr. Sub. Notes,
               13.75%, 6/15/05                               5,802,500
  4,980,000  Specialty Retailers, Inc., Sr. Sub. Notes,
               11%, 8/15/03                                  4,681,200
                                                          ------------
                                                          $ 47,324,075
                                                          ------------
             TEXTILES - 3.8%
$ 2,000,000  CMI Industries Inc., Sr. Sub. Notes,
               9.5%, 10/1/03                              $  1,840,000
  5,800,000  Dan River Inc., Sr. Sub. Notes,
               10.125%, 12/15/03                             5,843,500
  3,596,000  JPS Textile Group, Sr. Sub. Notes,
               10.25%, 6/1/99                                3,164,480
  8,200,000  Westpoint Stevens, Sr. Sub. Debs.,
               9.375%, 12/15/05                              7,974,500
                                                          ------------
                                                          $ 18,822,480
                                                          ------------
             TRANSPORTATION - 0.9%
$ 4,800,000  Moran Transportation, 1st Mtg. Notes,
               11.75%, 7/15/04                            $  4,488,000
                                                          ------------

             TOTAL CORPORATE BONDS AND NOTES
               (identified cost, $475,139,450)            $468,843,547
                                                          ------------
----------------------------------------------------------------------
                      PREFERRED STOCKS - 0.4%
----------------------------------------------------------------------
  SHARES     SECURITY                                        VALUE
----------------------------------------------------------------------
     48,000  SD Warren Company W/Warrants,
               14%, 12/15/06*                             $  1,464,000
     32,000  Terex Corp., 13% CV Pfd. (144A)
               W/Warrants+*                                    416,000
                                                          ------------

             TOTAL PREFERRED STOCKS
               (identified cost, $2,041,600)              $  1,880,000
                                                          -----------
----------------------------------------------------------------------
             COMMON STOCKS, WARRANTS AND RIGHTS - 0.8%
----------------------------------------------------------------------
  SHARES/
  WARRANTS   SECURITY                                        VALUE
----------------------------------------------------------------------
             AUTO/TRUCK - 0.4%
    214,839  Bucyrus - Erie Company, Common*              $  1,906,696
                                                          ------------

             CHEMICALS - 0.0%
      9,908  UCC Invt. Hldgs., Cl A Common+*              $    111,465
                                                          ------------

             COMMUNICATIONS - 0.0%
      7,200  Dial Call Communications, Wts.+*             $      1,800
      7,840  United International Hldg. Inc.,
               Warrants+*                                      235,200
                                                          ------------
                                                          $    237,000
                                                          ------------
             ENERGY - 0.0%
      5,520  Empire Gas Corp., Wts.+*                     $      5,520
                                                          ------------

             FOOD - 0.0%
      1,380  Servam Corp., Common*                        $          0
     12,276  Servam Corp., $2.00 Wts. Exp.
               4/1/01+*                                              0
      2,760  Servam Corp., $4.50 Wts. Exp.
               4/1/01+*                                              0
     48,000  Specialty Foods Acquisition,
               Common+*                                         84,000
                                                          ------------
                                                          $     84,000
                                                          ------------
             INDUSTRIAL - 0.0%
      1,814  Thermadyne Holdings Corp.,
               Common+*                                   $     32,652
     40,000  Thermadyne Holdings Corp.,
               Common+*                                            400
                                                          ------------
                                                          $     33,052
                                                          ------------
             MANUFACTURING - 0.3%
    101,973  Pullman Company, Common Stock+*              $    815,784
     22,500  Southdown Inc., Wts.+*                             95,625
      9,300  Terex Corp., Rights, Exp. 8/1/96+*                  4,650
      1,125  Terex Corp., Rights, Exp. 8/1/96+*                    563
      5,371  Terex Corp., Rights, Exp. 7/1/97+*                  4,028
     32,000  Terex Corp., Wts.+*                               304,000
     95,000  Triangle Wire & Cable, Common+*                   237,500
     22,500  Triangle Wire and Cable, Wts.+*                         0
                                                          ------------
                                                          $  1,462,150
                                                          ------------
             METALS - 0.0%
      4,000  Gulf States Steel, Warrants+*                $        200
                                                          ------------

             MISCELLANEOUS - 0.0%
      6,800  Australis Media, Warrants+*                  $          0
                                                          ------------

             PAPER/PACKAGING - 0.1%
     48,000  SD Warren Company, Warrants*                 $    288,000
                                                          ------------

             RETAILING - 0.0%
      5,198  Purity Supreme, Wts., Exp. 8/1/99+*          $      4,002
      6,000  Waxman Industries, Inc., Warrants*                    300
                                                          ------------
                                                          $      4,302
                                                          ------------

             TOTAL COMMON STOCKS,
               WARRANTS AND RIGHTS
               (IDENTIFIED COST, $9,334,423)              $  4,132,385
                                                          ------------

----------------------------------------------------------------------
                    SHORT-TERM OBLIGATION - 2.3%
----------------------------------------------------------------------
FACE AMOUNT  SECURITY                                        VALUE
----------------------------------------------------------------------
             COMMERCIAL PAPER
             Melville Corp.,
$11,123,000    6.60%, 10/2/95, at amortized cost          $ 11,124,920
                                                          ------------

             TOTAL INVESTMENTS
               (IDENTIFIED COST, $497,640,393)            $485,980,852

             OTHER ASSETS,
               LESS LIABILITIES - 0.8%                       3,756,680
                                                          -------------

                    NET ASSETS - 100%                     $489,737,532
                                                          ============

* Non-income producing security.
+ Restricted Security (Note 6).
CAD -- The principal amount of these securities is stated in Canadian Dollars, the currency in which the security is denominated.



                 See notes to financial statements

                 -----------------------------------------
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              September 30, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $497,640,393)                                                $485,980,852
  Cash                                                                  6,240
  Receivable for investments sold                                   6,824,052
  Interest receivable                                              12,139,700
  Deferred organization expenses (Note 1D)                             16,570
                                                                 ------------
      Total assets                                               $504,967,414
LIABILITIES:
  Payable for investments purchased                 $15,216,905
  Payable to affiliates --
    Trustees' fees                                        4,467
    Custodian fee                                         8,510
                                                    -----------
      Total liabilities                                            15,229,882
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $489,737,532
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $501,405,114
  Unrealized depreciation of investments (computed
    on the basis of identified cost)                              (11,667,582)
                                                                 ------------
      Total                                                      $489,737,532
                                                                 ============



                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                 For the Six Months Ended September 30, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                 $26,711,639
  Expenses --
    Investment adviser fee (Note 2)                  $1,501,871
    Compensation of Trustees not members of the
      Investment Adviser's organization                   9,071
    Custodian fee (Note 2)                              107,886
    Legal and accounting services                        53,380
    Printing and postage                                  2,929
    Amortization of organization expenses (Note 1D)       1,920
    Miscellaneous                                        15,647
                                                     ----------
      Total expenses                                                1,692,704
                                                                  -----------
        Net investment income                                     $25,018,935
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment transactions
    (identified cost basis)                          $ (146,502)
  Decrease in unrealized depreciation of
    investments                                       8,213,798
                                                     ----------
      Net realized and unrealized gain on
        investments                                               $ 8,067,296
                                                                  -----------
        Net increase in net assets from operations                $33,086,231
                                                                  ===========



                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED       YEAR ENDED
                                                  SEPTEMBER 30,    MARCH 31,
                                                  -------------   ----------
                                                      1995           1995*
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $ 25,018,935   $ 37,644,090
    Net realized loss on investment transactions      (146,502)   (13,221,664)
    Change in unrealized appreciation
      (depreciation) of investments                  8,213,798     (7,038,030)
                                                  ------------   ------------
      Net increase in net assets from operations  $ 33,086,231   $ 17,384,396
                                                  ------------   ------------
  Capital transactions --
    Contributions                                 $ 89,303,785   $575,199,203
    Withdrawals                                    (75,204,299)  (150,131,814)
                                                  ------------   ------------
      Increase in net assets resulting from
        capital transactions                      $ 14,099,486   $425,067,389
                                                  ------------   ------------
        Total increase in net assets              $ 47,185,717   $442,451,785
NET ASSETS:
  At beginning of period                           442,551,815        100,030
                                                  ------------   ------------
  At end of period                                $489,737,532   $442,551,815
                                                  ============   ============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED      YEAR ENDED
                                                     SEPTEMBER 30,   MARCH 31,
                                                     -------------  ----------
                                                         1995           1995*
RATIOS (As a percentage of average daily net assets):
  Expenses                                              0.71%+         0.70%+
  Net investment income                                10.53%+        10.63%+
PORTFOLIO TURNOVER                                        42%            53%

+   Computed on an annualized basis.
*For the period from the start of business, June 1, 1994, to March 31, 1995.



                       See notes to financial statements

                  -----------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      (Expressed in United States Dollars)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and or securities.

C. INCOME TAXES -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OTHER -- Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, the fee was equivalent to 0.63% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,501,871. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $226,648,137 and $186,595,718, respectively.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized depreciation/appreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:

Aggregate cost                                        $497,640,393
                                                      ============
Gross unrealized depreciation                         $ 24,353,994
Gross unrealized appreciation                           12,694,453
                                                      ------------
    Net unrealized depreciation                       $ 11,659,541
                                                      ============

--------------------------------------------------------------------------------
(6) NOT READILY MARKETABLE SECURITIES
At September 30, 1995, the Portfolio owned the following securities (constituting 12.6% of net assets) which were not readily marketable at such date. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

CORPORATE BONDS AND NOTES
-------------------------
DESCRIPTION                   DATES OF ACQUISITION        SHARES/FACE        COST          FAIR VALUE
-----------                   --------------------        -----------        ----          ----------
                                                                          (EXPRESSED IN U.S. DOLLARS)
Alliance Entertainment
  Corp., Sr. Sub. Notes,
  11.25%, 7/15/05                    7/18/95               4,100,000      $ 4,127,125      $ 4,089,750
American Safety Razor
  Corp., Sr. Notes,
  9.875%, 8/1/05                     7/27/95               2,000,000        2,000,000        2,000,000
Day International Group,
  Inc., Sr. Sub. Notes,
  11.125%, 6/1/05                5/26/95-6/2/95            3,300,000        3,336,000        3,423,750
Dominick's Finer Foods,
  Inc., Sr. Sub Notes,
  10.875%, 5/1/05                4/27/95-6/15/95           4,000,000        4,000,000        4,060,000
Graphic Controls Corp.,
  Sr. Sub. Notes, 12%, 9/
  15/05                              9/21/95               4,100,000        4,100,000        4,171,750
In-Flight Phone Corp., Sr.
  Disc. Notes, 14%
  (0% until 1998), 5/15/02           4/28/95               6,000,000        3,989,040        2,460,000
IXC Communications Inc.,
Sr. Notes, 13%, 10/1/05              9/25/95               4,100,000        3,987,045        4,038,500
Monarch Acquisition Corp.,
  Sr. Notes,
  12.5%, 7/1/03                      6/23/95               5,300,000        5,300,000        5,432,500
Pioneer Americas Acq.,
  Senior Notes,
  13.625%, 4/1/05            4/13/95-7/13/95-8/24/95       7,000,000        7,139,500        7,175,000
Specialty Foods Corp., Sr.
  Notes, 11.125%, 10/1/02        7/12/95-8/22/95           6,500,000        6,485,000        6,467,500
Terex Corp., Sr. Secured
  Notes, 13.75%, 5/15/02             4/27/95               5,000,000        5,000,000        4,100,000
Van De Kamps, Inc., Sr.
  Sub. Notes, 12%, 9/19/05       9/14/95-9/15/95           3,650,000        3,678,875        3,704,750
Walbro Corp., Sr. Notes,
  9.875%, 7/15/05            7/21/95-7/24/95-7/28/95       4,000,000        4,003,338        3,960,000
Young Broadcasting Corp.,
  Sr. Sub. Notes,
  10.125%, 2/15/05                   6/7/95                4,000,000        4,000,000        4,200,000

--------------------------------------------------------------------------------------------------------
CORPORATE STOCKS, WARRANTS AND RIGHTS
-------------------------------------
DESCRIPTION                   DATES OF ACQUISITION        SHARES/FACE        COST          FAIR VALUE
-----------                   --------------------        -----------        ----          ----------
                                                                          (EXPRESSED IN U.S. DOLLARS)
Australis Media, Warrants            5/26/95                   6,800      $         0      $         0
Dial Call Communications,
Warrants                             10/4/94                   7,200                0            1,800
Empire Gas Corp., Warrants           1/27/95                   5,520                0            5,520
Gulf States Steel,
Warrants                             8/22/95                   4,000                0              200
Pullman Company, Common              2/22/95                 101,973        2,949,328          815,784
Purity Supreme, Wts., Exp.
8/1/99                               7/29/92                   5,198                0            4,002
Servam Corp., $2.00 Wts.
4/1/01                              12/15/87                  12,276                0                0
Servam Corp., $4.50 Wts.
4/1/01                              12/15/87                   2,760                0                0
Southdown, Inc., Warrants           10/28/91                  22,500           67,500           95,625
Specialty Foods
Acquisition, Common                  8/10/93                  48,000           34,886           84,000
Terex, CV Preferred                 12/15/93                  32,000          793,600          416,000
Terex Corp., Rights, 8/1/
96                                   7/24/92                   9,300                0            4,650
Terex Corp., Rights                  11/7/94                   5,371                0            4,028
Terex Corp., Rights           8/20/92-7/1/94-8/2/94            1,125                0              563
Terex Corp., Warrants               12/15/93                  32,000            6,400          304,000
Thermadyne Holdings Corp.,
Common                               5/17/94                   1,814           44,100           32,652
Thermadyne Holdings Corp.,
Common                               4/3/89                   40,000           28,800              400
Triangle Wire & Cable,
Inc., Common                         3/17/94                  95,000        2,250,000          237,500
Triangle Wire & Cable,
Inc., Warrants                      10/28/91                  22,500                0                0
UCC Invt. Holdings, Class
A Common                            10/24/86                   9,908            9,834          111,465
United International
Holdings Inc., Warrants              10/1/91                   7,840          222,186          235,200
Waxman Industries, Inc.,
Warrants                             10/1/91                   6,000            6,000              300
                                                                          -----------      -----------
                                                                          $67,558,557      $61,637,189
                                                                          ===========      ===========

TO THE TRUSTEES AND INVESTORS OF
HIGH INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio as of September 30, 1995, and the related statement of operations for the six months then ended and the statements of changes in net assets and the supplementary data for the six months then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Income Portfolio at September 30, 1995, the results of its operations, changes in its net assets, and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

                                                     DELOITTE & TOUCHE

GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
OCTOBER 31, 1995

                            INVESTMENT MANAGEMENT
EV MARATHON          OFFICERS                   INDEPENDENT TRUSTEES
HIGH INCOME FUND     M. DOZIER GARDNER          DONALD R. DWIGHT
24 Federal Street    President, Trustee         President, Dwight Partners, Inc.
Boston, MA 02110                                  Chairman, Newspapers of
                     JAMES B. HAWKES            New England, Inc.
                     Vice President, Trustee
                                                SAMUEL L. HAYES, III
                     H. DAY BRIGHAM, JR.        Jacob H. Schiff Professor of
                     Vice President             Investment Banking, Harvard
                                                University Graduate School of
                     WILLIAM H. AHERN, JR.      Business Administration
                     Vice President
                                                NORTON H. REAMER
                     MICHAEL B. TERRY           President and Director, United Asset
                     Vice President             Management Corporation

                     JAMES L. O'CONNOR          JOHN L. THORNDIKE
                     Treasurer                  Director, Fiduciary Company
                                                Incorporated
                     THOMAS OTIS
                     Secretary                  JACK L. TREYNOR
                                                Investment Adviser and Consultant
------------------------------------------------------------------------------------
HIGH INCOME          OFFICERS                   INDEPENDENT TRUSTEES
PORTFOLIO            M. DOZIER GARDNER          DONALD R. DWIGHT
24 Federal Street    President, Trustee         President, Dwight Partners, Inc.
Boston, MA 02110                                  Chairman, Newspapers of
                     JAMES B. HAWKES            New England, Inc.
                     Vice President, Trustee
                                                SAMUEL L. HAYES, III
                     HOOKER TALCOTT, JR.        Jacob H. Schiff Professor of
                     Vice President and         Investment Banking, Harvard
                     Portfolio Manager          University Graduate School of
                                                Business Administration
                     WILLIAM CHISHOLM
                     Vice President             NORTON H. REAMER
                                                President and Director, United Asset
                     RAYMOND O'NEILL            Management Corporation
                     Vice President
                                                JOHN L. THORNDIKE
                     MICHEL NORMANDEAU          Director, Fiduciary Company
                     Vice President             Incorporated

                     JAMES L. O'CONNOR          JACK L. TREYNOR
                     Treasurer                  Investment Adviser and
                                                Consultant
                     THOMAS OTIS
                     Secretary

INVESTMENT ADVISER OF
HIGH INCOME PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV MARATHON HIGH INCOME FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104



This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.



EV MARATHON HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110

                              M-HISRC




[LOGO]
EV MARATHON
HIGH INCOME
FUND


SEMI-ANNUAL
SHAREHOLDER REPORT
SEPTEMBER 30, 1995